UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund:	Royce Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2011

Date of reporting period: 9/30/2011

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 116.8%

Consumer Discretionary – 12.1%
Auto Components - 0.4%
China XD Plastics [1]	69,500	$313,445
Gentex Corporation	50,000	1,202,500
Hirotako Holdings [1]	715,000	129,666
Minth Group	1,459,300	1,299,915
Norstar Founders Group [1,2]	524,000	24,560
SORL Auto Parts [1,3]	74,492	242,844
Williams Controls	37,499	411,364

		3,624,294

Automobiles - 0.3%
Thor Industries	50,000	1,107,500
Winnebago Industries [1]	222,500	1,539,700

		2,647,200

Distributors - 0.9%
LKQ Corporation [1]	230,000	5,556,800
Weyco Group	97,992	2,185,222

		7,742,022

Diversified Consumer Services - 1.5%
Anhanguera Educacional Participacoes	80,000	1,029,650
ChinaCast Education [1]	155,300	573,057
Corinthian Colleges [1,3]	59,500	92,820
MegaStudy	26,600	2,670,550
Regis Corporation	233,800	3,294,242
Sotheby’s	149,500	4,121,715
Steiner Leisure [1]	6,342	258,563
Universal Technical Institute [1]	35,089	476,860

		12,517,457

Hotels, Restaurants & Leisure - 0.3%
Abu Dhabi National Hotels [2]	130,000	88,485
Ajisen China Holdings	300,000	343,455
Benihana [1]	3,300	28,149
CEC Entertainment	64,100	1,824,927

		2,285,016

Household Durables - 2.0%
Desarrolladora Homex ADR [1]	14,100	190,350
Ekornes	55,000	962,305
Ethan Allen Interiors	345,800	4,706,338
Hanssem	39,100	638,845
Harman International Industries	55,450	1,584,761
Hunter Douglas	10,000	399,186
Mohawk Industries [1,3]	150,200	6,445,082
NVR [1]	500	301,990
Universal Electronics [1]	10,000	163,900
Woongjin Coway	50,000	1,581,969

		16,974,726

Internet & Catalog Retail - 0.4%
Manutan International	27,500	1,549,790
Takkt	135,000	1,624,649

		3,174,439

Leisure Equipment & Products - 0.8%
Beneteau	65,000	922,030
Sturm, Ruger & Co.	220,600	5,731,188

		6,653,218

Media - 1.0%
Global Sources [1]	27,621	186,994
Lamar Advertising Cl. A [1]	51,000	868,530
Morningstar	109,800	6,197,112
Pico Far East Holdings	6,785,000	1,041,545

		8,294,181

Multiline Retail - 0.0%
New World Department Store China	954,700	527,932

Specialty Retail - 1.6%
Ascena Retail Group [1,3]	68,280	1,848,340
Charming Shoppes [1]	475,900	1,237,340
Dickson Concepts (International)	434,300	205,589
Dover Saddlery [1,3]	17,821	58,453
GameStop Corporation Cl. A [1,3]	24,400	563,640
Genesco [1]	8,100	417,393
Hengdeli Holdings	1,485,250	502,523
Jos. A. Bank Clothiers [1,3]	31,000	1,445,530
Lewis Group	200,000	1,728,274
Luk Fook Holdings (International)	107,600	307,982
Sa Sa International Holdings	600,000	354,383
Stein Mart	167,800	1,048,750
Systemax [1]	224,000	2,849,280
West Marine [1]	131,100	1,009,470

		13,576,947

Textiles, Apparel & Luxury Goods - 2.9%
Anta Sports Products	453,200	515,658
Burberry Group	50,000	905,075
Carter’s [1]	236,000	7,207,440
China Xiniya Fashion ADR [1,3]	45,700	81,803
Columbia Sportswear	36,697	1,702,741
Daphne International Holdings	1,725,800	1,503,043
Grendene	250,000	1,030,448
J.G. Boswell Company [4]	2,292	1,547,100
K-Swiss Cl. A [1]	163,600	695,300
Lazare Kaplan International [1,4]	95,437	238,592
Pacific Textiles Holdings	2,570,000	1,304,732
Stella International Holdings	681,800	1,511,321
Texwinca Holdings	301,000	309,134
Unifi [1]	40,333	329,521
Van De Velde	15,000	675,908
Warnaco Group (The) [1]	50,200	2,313,718
Wolverine World Wide	100,000	3,325,000

		25,196,534

Total		103,213,966

Consumer Staples – 2.6%
Beverages - 0.1%
Heckmann Corporation [1,3]	50,000	264,500
MGP Ingredients	127,400	645,918

		910,418

Food & Staples Retailing - 0.5%
FamilyMart	113,000	4,316,239

Food Products - 2.0%
Alico	27,000	530,280
Asian Citrus Holdings	555,800	257,357
Binggrae	23,296	925,961
BW Plantation	875,100	104,862
Cal-Maine Foods	43,900	1,379,777
First Resources	1,506,700	1,396,978
Grupo Herdez	300,000	529,980
Hershey Creamery [4]	709	1,220,189
Origin Agritech [1,3]	76,800	178,944
Seneca Foods Cl. A [1,3]	110,000	2,178,000
Seneca Foods Cl. B [1]	13,251	255,744
Super Group	735,000	876,066
Tootsie Roll Industries	278,566	6,719,012
Westway Group	31,500	133,875

		16,687,025

Total		21,913,682

Diversified Investment Companies – 0.5%
Closed-End Funds - 0.5%
Central Fund of Canada Cl. A	206,000	4,262,140

Total		4,262,140

Energy – 5.4%
Energy Equipment & Services - 4.6%
Atwood Oceanics [1]	15,300	525,708
Cal Dive International [1]	456,250	871,437
CARBO Ceramics	44,700	4,583,091
Ensco ADR	37,600	1,520,168
Ensign Energy Services	225,100	2,953,645
Helmerich & Payne	103,500	4,202,100
ION Geophysical [1]	361,500	1,709,895
Oil States International [1]	159,223	8,107,635
Pason Systems	107,000	1,360,092
SEACOR Holdings	63,866	5,122,692
ShawCor Cl. A	82,500	1,915,474
SinoTech Energy ADR [1,2,3]	152,600	180,068
TETRA Technologies [1,3]	68,000	524,960
TGS-NOPEC Geophysical	80,000	1,487,070
Tidewater	36,000	1,513,800
Trican Well Service	99,900	1,416,656
Unit Corporation [1]	34,000	1,255,280
Willbros Group [1]	103,800	432,846

		39,682,617

Oil, Gas & Consumable Fuels - 0.8%
Bill Barrett [1,3]	50,000	1,812,000
Cimarex Energy	50,000	2,785,000
Continental Resources [1]	4,100	198,317
Resolute Energy [1,3]	141,134	1,603,282

		6,398,599

Total		46,081,216

Financials – 22.2%
Capital Markets - 10.7%
A.F.P. Provida ADR	22,100	1,261,689
ABG Sundal Collier Holding	115,000	79,572
Affiliated Managers Group [1]	47,600	3,715,180
AllianceBernstein Holding L.P.	514,600	7,024,290
AP Alternative Assets L.P.	233,200	2,375,600
Artio Global Investors Cl. A	235,000	1,870,600
Ashmore Group	777,500	3,898,605
Azimut Holding	72,183	497,717
Banca Generali	86,000	814,443
Bank Sarasin & Co. Cl. B	33,120	1,011,648
Banque Privee Edmond de Rothschild	23	619,246
BKF Capital Group [1,4]	130,000	169,000
BT Investment Management	207,000	391,534
Citadel Capital (Rights) [1,2]	117,438	0
Close Brothers Group	43,000	439,129
Coronation Fund Managers	526,000	1,287,194
Cowen Group Cl. A [1]	708,600	1,920,306
Daewoo Securities	5,000	43,278
Daewoo Securities (Rights) [1,2]	2,807	5,290
Eaton Vance	85,300	1,899,631
Egyptian Financial Group-Hermes Holding [1]	626,500	1,774,375
Epoch Holding Corporation	25,000	339,250
Equity Trustees	36,709	408,096
F&C Asset Management	60,000	60,872
FBR & Co. [1]	249,600	594,048
Federated Investors Cl. B	324,000	5,679,720
Fiducian Portfolio Services	227,000	263,601
GAMCO Investors Cl. A	90,575	3,567,749
GFI Group	166,247	668,313
GIMV	22,500	1,101,620
Gleacher & Company [1]	200,000	238,000
GP Investments BDR [1]	15,604	37,345
HQ [1]	40,000	23,604
Investec	118,000	636,377
IOOF Holdings	123,592	638,490
Jupiter Fund Management	75,000	227,599
KKR & Co. L.P.	415,000	4,316,000
Lazard Cl. A	299,300	6,315,230
MF Global Holdings [1]	759,000	3,134,670
MVC Capital	234,200	2,452,074
Oppenheimer Holdings Cl. A	75,000	1,203,000
Paris Orleans et Cie	183,785	4,445,485
Partners Group Holding	12,200	2,007,294
Perpetual	14,085	276,847
Phatra Capital	775,000	679,565
Platinum Asset Management	149,000	543,490
Rathbone Brothers	35,400	571,401
Reinet Investments [1]	161,001	2,515,490
Schroders	41,100	815,474
SEI Investments	327,900	5,043,102
SHUAA Capital [1]	485,000	97,812
SPARX Group [1]	1,320	115,681
Sprott	269,600	1,672,297
Teton Advisors Cl. A [4]	723	11,893
Treasury Group	51,500	158,255
Trust Company (The)	97,283	493,526
UOB-Kay Hian Holdings	190,000	220,628
Value Partners Group	7,791,800	2,924,991
Vontobel Holding	20,400	513,370
VZ Holding	8,500	851,372
Waddell & Reed Financial Cl. A	139,300	3,483,893
Westwood Holdings Group	23,460	810,543
Woori Investment & Securities	11,000	101,427

		91,357,821

Commercial Banks - 1.7%
Ameriana Bancorp	40,000	150,000
Bank of N.T. Butterfield & Son [1,2]	939,504	1,296,516
BCB Holdings [1]	598,676	490,127
Center Bancorp	44,868	432,976
Commercial National Financial	54,900	1,124,901
Farmers & Merchants Bank of Long Beach	1,200	4,800,000
Fauquier Bankshares	160,800	1,862,064
Hawthorn Bancshares	39,943	288,788
M&T Bank	16,927	1,183,197
Mauritius Commercial Bank	40,000	233,104
Mechanics Bank	200	2,308,000
Old Point Financial	25,000	265,000
Peapack-Gladstone Financial	10,500	105,840

		14,540,513

Consumer Finance - 0.3%
World Acceptance [1,3]	42,000	2,349,900

Diversified Financial Services - 0.6%
Banca Finnat Euramerica	1,060,000	509,894
Hellenic Exchanges	169,613	662,877
Interactive Brokers Group Cl. A	100,000	1,393,000
PICO Holdings [1]	106,100	2,176,111
RHJ International [1]	102,500	529,534
State Bank of Mauritius	46,000	138,000

		5,409,416

Insurance - 6.0%
Alleghany Corporation [1]	35,019	10,102,981
Argo Group International Holdings	64,751	1,836,986
Brown & Brown	309,300	5,505,540
Crawford & Company Cl. B	1,160	6,218
Discovery Holdings	240,000	1,175,204
eHealth [1,3]	32,000	437,120
E-L Financial	19,900	7,621,592
Enstar Group [1]	20,217	1,925,265
Erie Indemnity Cl. A	50,000	3,559,000
Gallagher (Arthur J.) & Co.	111,200	2,924,560
Hilltop Holdings [1]	290,400	2,093,784
Independence Holding	317,658	2,303,020
Markel Corporation [1]	1,700	607,121
Platinum Underwriters Holdings	119,000	3,659,250
ProAssurance Corporation	22,000	1,584,440
RLI	80,724	5,132,432
Validus Holdings	16,300	406,196
White Mountains Insurance Group	1,050	426,037

		51,306,746

Real Estate Investment Trusts (REITs) - 0.4%
Colony Financial	275,461	3,558,956

Real Estate Management & Development - 1.8%
Altisource Portfolio Solutions [1]	41,199	1,458,033
Consolidated-Tomoka Land	53,564	1,406,591
E-House China Holdings ADR	376,100	2,177,619
Forestar Group [1]	180,000	1,963,800
IFM Investments ADR [1]	64,952	74,695
Kennedy-Wilson Holdings	150,000	1,590,000
Midland Holdings	927,800	377,827
Soho China	750,000	466,003
St. Joe Company (The) [1,3]	127,000	1,903,730
Tejon Ranch [1]	160,000	3,819,200

		15,237,498

Thrifts & Mortgage Finance - 0.7%
CFS Bancorp	75,000	325,500
HopFed Bancorp	108,722	622,976
Kearny Financial	70,862	626,420
MyState	152,000	521,165
Ocwen Financial [1]	123,600	1,632,756
Timberland Bancorp [1,5]	463,171	1,871,211

		5,600,028

Total		189,360,878

Health Care – 8.5%
Biotechnology - 0.2%
Pharmacyclics [1,3]	98,746	1,168,165
3SBio ADR [1]	26,100	311,373

		1,479,538

Health Care Equipment & Supplies - 2.4%
Allied Healthcare Products [1]	180,512	702,192
Analogic Corporation	40,135	1,822,530
Atrion Corporation	15,750	3,266,393
bioMerieux	13,800	1,202,921
Carl Zeiss Meditec	163,700	2,890,950
Cochlear	7,500	333,264
CONMED Corporation [1]	81,500	1,875,315
DiaSorin	20,000	737,884
DynaVox Cl. A [1]	55,000	198,000
IDEXX Laboratories [1]	40,201	2,772,663
Kossan Rubber Industries	350,600	292,684
Nihon Kohden	43,100	1,158,983
Straumann Holding	6,500	1,016,244
Top Glove	360,000	459,868
Urologix [1,3]	365,500	361,845
Young Innovations	62,550	1,782,675
Zoll Medical [1]	400	15,096

		20,889,507

Health Care Providers & Services - 0.7%
Cross Country Healthcare [1]	30,000	125,400
Landauer	75,500	3,740,270
MWI Veterinary Supply [1]	10,000	688,200
VCA Antech [1,3]	92,500	1,478,150

		6,032,020

Life Sciences Tools & Services - 3.5%
Affymetrix [1,3]	10,000	49,000
Albany Molecular Research [1]	85,000	239,700
Bio-Rad Laboratories Cl. A [1,3]	16,388	1,487,539
EPS	583	1,325,651
Furiex Pharmaceuticals [1]	8,333	118,578
ICON ADR [1]	266,650	4,287,732
Luminex Corporation [1,3]	20,000	443,400
Mettler-Toledo International [1,3]	33,500	4,688,660
PAREXEL International [1,3]	312,400	5,913,732
PerkinElmer	185,800	3,569,218
Pharmaceutical Product Development	100,000	2,566,000
Techne Corporation	71,000	4,828,710

		29,517,920

Pharmaceuticals - 1.7%
Adcock Ingram Holdings	180,000	1,338,591
Almirall	107,000	754,814
Boiron	50,000	1,363,344
Bukwang Pharmaceutical	35,300	453,206
Daewoong Pharmaceutical	17,070	458,594
Endo Pharmaceuticals Holdings [1]	144,400	4,041,756
Hikma Pharmaceuticals	60,000	531,083
Kalbe Farma	800,000	288,938
Recordati	190,000	1,651,904
Santen Pharmaceutical	51,000	2,131,405
Virbac	9,000	1,458,753

		14,472,388

Total		72,391,373

Industrials – 27.4%
Aerospace & Defense - 2.0%
AerCap Holdings [1]	45,000	446,400
Ducommun	117,200	1,755,656
HEICO Corporation	168,281	8,286,156
HEICO Corporation Cl. A	51,718	1,740,828
Hexcel Corporation [1]	47,500	1,052,600
Moog Cl. A [1]	25,000	815,500
National Presto Industries	3,000	260,730
Teledyne Technologies [1,3]	60,930	2,977,040

		17,334,910

Air Freight & Logistics - 1.8%
C. H. Robinson Worldwide	50,000	3,423,500
Forward Air	209,750	5,338,137
Hub Group Cl. A [1,3]	164,400	4,647,588
UTi Worldwide	175,000	2,282,000

		15,691,225

Airlines - 0.0%
Spirit Airlines [1]	11,200	140,000

Building Products - 1.2%
American Woodmark	123,335	1,493,587
Burnham Holdings Cl. B [4]	36,000	500,400
NCI Building Systems [1]	2,780	21,017
Simpson Manufacturing	258,400	6,441,912
Sung Kwang Bend	125,700	1,581,099

		10,038,015

Commercial Services & Supplies - 2.8%
Brink’s Company (The)	206,320	4,809,319
Cintas Corporation	36,000	1,013,040
CompX International Cl. A	185,300	2,353,310
Copart [1]	92,986	3,637,612
Kimball International Cl. B	286,180	1,390,835
Moshi Moshi Hotline	235,700	2,299,918
Ritchie Bros. Auctioneers	337,700	6,818,163
US Ecology	93,900	1,452,633

		23,774,830

Construction & Engineering - 1.4%
EMCOR Group [1]	199,400	4,053,802
Jacobs Engineering Group [1]	81,400	2,628,406
KBR	175,000	4,135,250
Raubex Group	550,000	891,462

		11,708,920

Electrical Equipment - 4.1%
AZZ	41,500	1,608,955
Belden	57,800	1,490,662
Brady Corporation Cl. A	94,600	2,500,278
Franklin Electric	104,600	3,794,888
Fushi Copperweld [1]	166,545	824,398
GrafTech International [1]	369,090	4,687,443
Jinpan International	144,284	1,145,615
Powell Industries [1]	92,400	2,861,628
Preformed Line Products	91,600	4,195,280
Regal-Beloit	122,500	5,559,050
Woodward	231,600	6,345,840

		35,014,037

Industrial Conglomerates - 0.5%
Raven Industries	96,200	4,636,840

Machinery - 8.5%
Armstrong Industrial	2,533,200	439,410
Burckhardt Compression Holding	11,000	2,172,791
China Automation Group	594,800	149,666
CLARCOR	92,500	3,827,650
Columbus McKinnon [1,3]	133,100	1,458,776
Donaldson Company	92,800	5,085,440
FAG Bearings India	28,000	668,222
Flowserve Corporation	3,200	236,800
Gardner Denver	25,900	1,645,945
Graco	116,376	3,973,077
Hardinge	26,193	215,830
IDEX Corporation	67,400	2,100,184
Industrea	504,300	582,228
Kennametal	155,000	5,074,700
Lincoln Electric Holdings	202,460	5,873,365
Lindsay Corporation	3,400	182,920
Mueller Water Products Cl. A	72,500	179,800
NN [1]	197,100	995,355
Nordson Corporation	204,200	8,114,908
Pfeiffer Vacuum Technology	31,000	2,700,152
PMFG [1,3]	314,900	4,965,973
Rational	8,000	1,783,186
RBC Bearings [1,3]	47,000	1,597,530
Rotork	25,000	601,772
Semperit AG Holding	70,000	2,781,971
Spirax-Sarco Engineering	40,000	1,112,317
Valmont Industries	50,300	3,920,382
WABCO Holdings [1]	103,800	3,929,868
Wabtec Corporation	112,825	5,965,058

		72,335,276

Marine - 0.5%
Kirby Corporation [1]	86,600	4,558,624

Professional Services - 2.2%
Advisory Board (The) [1]	128,500	8,292,105
CRA International [1]	64,187	1,284,382
FTI Consulting [1,3]	7,850	288,958
JobStreet Corporation	50,000	36,756
ManpowerGroup	78,600	2,642,532
Michael Page International	135,000	767,969
On Assignment [1]	375,400	2,654,078
Robert Half International	134,400	2,851,968

		18,818,748

Road & Rail - 1.6%
Arkansas Best	100,500	1,623,075
Frozen Food Express Industries [1]	286,635	570,404
Landstar System	129,900	5,138,844
Patriot Transportation Holding [1]	212,958	4,303,881
Universal Truckload Services	129,476	1,683,188

		13,319,392

Trading Companies & Distributors - 0.8%
Air Lease Cl. A [1,3]	40,700	781,440
Lawson Products	161,431	2,182,547
MSC Industrial Direct Cl. A	69,448	3,921,034

		6,885,021

Total		234,255,838

Information Technology – 22.5%
Communications Equipment - 2.5%
AAC Technologies Holdings	430,700	924,703
ADTRAN	103,000	2,725,380
Arris Group [1]	140,350	1,445,605
Bel Fuse Cl. A	36,672	613,522
Black Box	43,798	935,087
Cogo Group [1,3]	107,515	229,007
Comba Telecom Systems Holdings	933,428	685,299
Comtech Telecommunications	30,000	842,700
Emulex Corporation [1]	579,000	3,705,600
EVS Broadcast Equipment	27,500	1,428,444
Globecomm Systems [1]	233,700	3,157,287
Sonus Networks [1]	1,124,000	2,439,080
Sycamore Networks	48,100	868,205
Vtech Holdings	54,050	496,193
Zhone Technologies [1]	422,103	502,303

		20,998,415

Computers & Peripherals - 1.2%
ADPT Corporation [1,4]	1,568,800	4,173,008
Avid Technology [1]	66,000	510,840
China Digital TV Holding Co. ADR	5,000	19,500
Diebold	151,600	4,170,516
Electronics for Imaging [1]	8,517	114,724
Intermec [1]	23,000	149,960
Intevac [1]	57,450	401,575
SanDisk Corporation [1,3]	9,600	387,360
SMART Technologies Cl. A [1]	75,000	315,000

		10,242,483

Electronic Equipment, Instruments & Components - 9.8%
Agilysys [1]	165,125	1,177,341
Anixter International	61,795	2,931,555
Benchmark Electronics [1]	165,200	2,149,252
China 3C Group [1]	6,600	627
China High Precision Automation Group	2,127,800	807,285
Chroma Ate	369,982	751,420
Cognex Corporation	236,200	6,403,382
Coherent [1,3]	235,900	10,134,264
Dolby Laboratories Cl. A [1]	156,200	4,286,128
FEI Company [1]	130,900	3,921,764
FLIR Systems	105,000	2,630,250
Hana Microelectronics	685,000	367,594
Hollysys Automation Technologies [1]	75,727	442,245
Image Sensing Systems [1]	8,310	54,015
IPG Photonics [1,3]	35,000	1,520,400
Kingboard Chemical Holdings	146,900	395,224
Mercury Computer Systems [1]	40,500	465,750
Molex	72,600	1,478,862
National Instruments	251,850	5,757,291
Newport Corporation [1]	523,500	5,659,035
Nice	8,368	28,563
Perceptron [1]	357,700	1,942,311
Plexus Corporation [1]	195,700	4,426,734
Pulse Electronics	286,200	818,532
Richardson Electronics	495,712	6,746,640
Rofin-Sinar Technologies [1]	317,600	6,097,920
Tech Data [1]	136,500	5,900,895
TTM Technologies [1]	211,400	2,010,414
Vaisala Cl. A	175,081	4,015,864

		83,321,557

Internet Software & Services - 1.0%
Active Network [1,3]	21,500	317,125
Perficient [1]	10,000	73,200
RealNetworks	61,350	517,181
ValueClick [1]	145,000	2,256,200
VistaPrint [1]	195,400	5,281,662

		8,445,368

IT Services - 4.1%
Camelot Information Systems ADS [1,3]	85,300	228,604
Convergys Corporation [1]	121,000	1,134,980
CoreLogic [1]	394,000	4,203,980
Forrester Research	40,300	1,310,153
Gartner [1]	121,000	4,219,270
Hackett Group [1]	655,000	2,443,150
ManTech International Cl. A	35,400	1,110,852
MAXIMUS	188,400	6,575,160
MoneyGram International [1]	646,900	1,507,277
NeuStar Cl. A [1]	119,000	2,991,660
Sapient Corporation	756,602	7,671,944
Total System Services	88,700	1,501,691
Western Union	7,000	107,030
Yucheng Technologies [1]	160,646	456,235

		35,461,986

Office Electronics - 0.0%
Zebra Technologies Cl. A [1]	8,600	266,084

Semiconductors & Semiconductor Equipment - 2.0%
Aixtron ADR	72,000	1,045,440
Analog Devices	16,004	500,125
ASM Pacific Technology	127,200	1,242,716
BE Semiconductor Industries [4]	58,000	345,680
Cymer [1]	111,000	4,126,980
Diodes [1,3]	252,450	4,523,904
Exar Corporation [1]	157,576	899,759
Himax Technologies ADR	221,900	246,309
International Rectifier [1]	120,000	2,234,400
Power Integrations	49,000	1,499,890
Trina Solar ADR [1,3]	19,000	115,520

		16,780,723

Software - 1.9%
ACI Worldwide [1]	181,150	4,988,871
Advent Software [1,3]	68,500	1,428,225
ANSYS [1]	95,600	4,688,224
Aspen Technology [1]	42,100	642,867
Blackbaud	41,890	932,890
JDA Software Group [1]	49,900	1,169,656
Majesco Entertainment [1,3]	36,255	72,510
Net 1 UEPS Technologies [1,3]	50,000	325,000
NetScout Systems [1]	92,500	1,056,350
SimCorp	8,000	1,143,718
THQ [1,3]	20,000	34,600

		16,482,911

Total		191,999,527

Materials – 10.3%
Chemicals - 1.7%
Agrium	5,600	373,296
Cabot Corporation	58,000	1,437,240
CF Industries Holdings	4,500	555,255
Fufeng Group	3,029,100	1,171,146
Hanfeng Evergreen [1]	7,700	15,431
Hawkins	156,178	4,972,708
Huchems Fine Chemical	40,056	772,354
Intrepid Potash [1]	72,227	1,796,285
OM Group [1]	90,000	2,337,300
Victrex	45,000	760,247

		14,191,262

Construction Materials - 1.0%
Ash Grove Cement Cl. B [4]	50,518	7,123,038
Mardin Cimento Sanayii	325,000	1,084,141
Texas Industries	6,300	199,962

		8,407,141

Containers & Packaging - 1.0%
Broadway Industrial Group	1,588,200	385,763
Greif Cl. A	119,444	5,122,953
Mayr-Melnhof Karton	30,000	2,700,036

		8,208,752

Metals & Mining - 6.4%
Allegheny Technologies	3,500	129,465
Aquarius Platinum	350,000	959,679
AuRico Gold [1]	218,300	2,052,020
Centamin Egypt [1]	700,000	1,062,124
Central Steel & Wire [4]	6,062	3,837,246
Cliffs Natural Resources	26,000	1,330,420
Commercial Metals	36,600	348,066
Endeavour Mining [1,3]	300,000	572,574
Endeavour Mining (Warrants) [1]	75,000	39,365
Fresnillo	40,000	984,276
Hecla Mining [1]	300,000	1,608,000
Hidili Industry International Development	60,000	17,104
Hochschild Mining	375,500	2,383,273
IAMGOLD Corporation	95,620	1,891,364
Kimber Resources [1,3]	560,000	739,200
Maharashtra Seamless	265,000	1,899,455
Major Drilling Group International	399,000	3,937,074
Medusa Mining	600,000	3,921,924
New Gold [1]	135,000	1,383,750
Northam Platinum	360,000	1,465,468
Nucor Corporation	166,050	5,253,822
Orbit Garant Drilling [1]	36,100	172,249
Reliance Steel & Aluminum	160,420	5,455,884
Royal Gold	34,400	2,203,664
Schnitzer Steel Industries Cl. A	100,000	3,680,000
Sims Metal Management ADR	258,483	3,060,439
Synalloy Corporation [1]	198,800	2,186,800
Worthington Industries	185,000	2,584,450

		55,159,155

Paper & Forest Products - 0.2%
China Forestry Holdings [1,2]	3,563,800	675,014
Duratex	225,000	1,030,315
Qunxing Paper Holdings [2]	3,296,000	435,946

		2,141,275

Total		88,107,585

Telecommunication Services – 0.5%
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems	210,000	4,462,500

Total		4,462,500

Miscellaneous [6] – 4.8%
Total		41,505,683

TOTAL COMMON STOCKS
(Cost $937,493,876)		997,554,388

PREFERRED STOCKS – 0.1%
Bank of N.T. Butterfield & Son 0.00% Conv. [2]	39,800	40,853
Seneca Foods Conv. [1,2]	55,000	980,100

TOTAL PREFERRED STOCKS
(Cost $844,625)		1,020,953

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.0%
GAMCO Investors (Debentures) 0.00% due 12/31/15
(Cost $289,840)	$289,800	196,861

REPURCHASE AGREEMENT – 9.0%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $77,025,064 (collateralized
by obligations of various U.S. Government
Agencies, 0.22%-1.75% due 8/22/12-8/24/12, valued
at $78,954,223)
(Cost $77,025,000)		77,025,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.6%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $13,208,296)		13,208,296

TOTAL INVESTMENTS – 127.5%
(Cost $1,028,861,637)		1,089,005,498

LIABILITIES LESS CASH AND OTHER ASSETS – (1.7)%		(15,023,711)

PREFERRED STOCK – (25.8)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$853,981,787

[1]	Non-income producing.
[2]	Securities for which market quotations are not readily available represent 0.4% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[3]	All or a portion of these securities were on loan at September 30, 2011. Total market value of loaned securities at September 30, 2011, was $12,075,549.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	At September 30, 2011, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[6]	Includes securities first acquired in 2011 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,030,176,080. At September 30, 2011, net unrealized appreciation for all securities was $58,829,418, consisting of aggregate gross unrealized appreciation of $240,292,683 and aggregate gross unrealized depreciation of $181,463,265. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures approved by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–

other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common stocks	$793,914,238	$200,934,271	$2,705,879	$997,554,388
Preferred stocks	–	–	1,020,953	1,020,953
Corporate bonds	–	196,861	–	196,861
Cash equivalents	13,208,296	77,025,000	–	90,233,296

Level 3 Reconciliation:

						Realized and
	Balance as of					Unrealized	Balance as of
	12/31/10	Purchases	Transfers In	Transfers Out	Sales	Gain (Loss)	9/30/11

Common stocks	$1,925,934	$2,019,475	$2,458,414	$1,251,677	$70,623	$(2,375,644)	$2,705,879
Preferred stocks	1,372,514	–	–	–	–	(351,561)	1,020,953
Corporate bonds	197,064	–	–	197,064	–	–	–

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:

The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Transactions in Affiliated Companies:

An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2011:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/10	12/31/10	Purchases	Sales	Gain (Loss)	Income	9/30/11	9/30/11

Timberland Bancorp	469,200	$1,731,348	–	$73,735	$(50,493)	–	463,171	$1,871,211

		$1,731,348			$(50,493)	–		$1,871,211

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)        The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

              Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 16, 2011

By:

/s/John D. Diederich
John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: November 16, 2011